Inventories - Schedule of Inventories (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Schedule of Inventories [Abstract]
Raw materials		$ 1,378,081	$ 813,306
Finished goods		32,776	223,854
Work in process		220,733	158,182
Inventory in transit	[1]	669,626	566,538
Inventories		$ 2,301,216	$ 1,761,880

[1]	Inventory in transit represents products shipped but control has not yet been transferred to customers as of the balance sheet dates.